UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04529)

Exact name of registrant as specified in charter: Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments

Putnam Michigan Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Michigan (87.6%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	$250,000	$248,530
Battle Creek, MI School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 4 3/4s, 5/1/23	Aaa	1,000,000	1,022,750
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
MBIA, 5s, 5/1/19	AA	1,675,000	1,760,978
Clarkston, Cmnty. Schools G.O. Bonds, MBIA, Q-SBLF,
5s, 5/1/17	AA	1,500,000	1,621,665
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	250,000	254,050
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, MBIA, 4 3/4s, 7/1/25	AA	1,500,000	1,499,910
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.6s, 7/1/33	VMIG1	1,500,000	1,500,000
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
5 1/4s, 2/1/27	A	3,065,000	3,032,784
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF, 5s,
5/1/12	Aaa	650,000	702,195
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/23	AA	1,950,000	1,999,745
Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), FSA, Q-SBLF, 5s, 5/1/22	Aaa	1,425,000	1,512,338
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	360,000	347,519
5 3/4s, 9/1/17	Ba1	315,000	318,150
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, Q-SBLF, 5s, 5/1/21	Aa3	2,000,000	2,059,420
Grand Rapids, Rev. Bonds (San. Swr. Sys.), MBIA
5s, 1/1/21	AA+	500,000	521,685
5s, 1/1/20	AA+	500,000	525,310
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF
5 1/8s, 5/1/31 (Prerefunded)	Aa3	1,160,000	1,242,453
5 1/8s, 5/1/31 (Prerefunded)	Aa3	1,030,000	1,103,212
Hartland, Cons. School Dist. G.O. Bonds, FGIC, Q-SBLF,
U.S. Govt. Coll., 6s, 5/1/18 (Prerefunded)	Aa3	1,500,000	1,597,590
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
FGIC, 5.244s, 6/1/11 (Prerefunded)	AAA	1,400,000	1,401,890
(Bronson Hosp.), Ser. A, FSA, 5s, 5/15/26	Aaa	2,000,000	2,007,480
Kent Cnty., Bldg. Auth. G.O. Bonds, 4 3/4s, 6/1/25	Aaa	1,165,000	1,179,062
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s,
6/1/20 (Prerefunded)	AA+	1,035,000	1,149,606
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 5s, 5/1/21	Aaa	1,640,000	1,729,446
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,019,720
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	963,820
(Kalamazoo College), 5s, 12/1/20	A1	250,000	255,245
MI Muni. Board Auth. Rev. Bonds
(Clean Wtr. Revolving Fund), 5s, 10/1/26	Aaa	1,000,000	1,030,570
(State Clean Wtr. Revolving Fund), 5s, 10/1/22	Aaa	1,000,000	1,054,980
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr.
Revolving Fund), 5 1/2s, 10/1/18 (Prerefunded)	Aaa	1,000,000	1,048,240
MI State Bldg. Auth. Rev. Bonds
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	A1	1,645,000	1,646,760
FGIC, zero %, 10/15/22	A1	5,000,000	2,272,650
FGIC, zero %, 10/15/17	A1	1,000,000	638,030
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA,
5 1/4s, 5/15/11	Aaa	1,475,000	1,582,498
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,000,000	1,025,610
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,040,760
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded)	A1	655,000	713,845
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,027,440
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19	BBB	1,000,000	999,990
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	819,260
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A
5 1/2s, 12/1/28	AA+	970,000	975,063
3.9s, 6/1/30	AA+	1,100,000	1,094,280
MI State Strategic Fund Rev. Bonds (MI House
of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	Aaa	2,500,000	2,684,525

MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	550,930
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Dow Chemical), 5 1/2s, 6/1/13	P-2	1,135,000	1,134,898
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Aa3	1,000,000	1,050,510
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	AA	1,500,000	1,794,390
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,269,760
MI State U. VRDN, Ser. A, 2.3s, 8/15/32	VMIG1	945,000	945,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BBB	1,000,000	831,600
6s, 6/1/34	BBB	3,000,000	2,587,710
Midland Cnty., Bldg. Auth. Rev. Bonds, FSA, 5s, 10/1/26	Aaa	795,000	823,628
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	415,455
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/26	Aaa	1,000,000	1,039,020
Otsego, Pub. School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/27 (Prerefunded)	Aaa	1,600,000	1,769,712
Pennfield, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, Q-SBLF, 5s, 5/1/26 (Prerefunded)	Aa3	1,000,000	1,103,330
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aa3	2,000,000	2,019,480
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31 (Prerefunded)	BB-/F	750,000	849,330
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF,
5s, 5/1/11	Aa3	1,015,000	1,079,564
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/21	Aaa	1,500,000	1,578,810
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, MBIA, 5 1/4s, 11/15/35	AA	1,000,000	1,006,350
U. of MI Rev. Bonds (Hosp.), 5 1/4s, 12/1/11	AA+	975,000	1,032,944
Wayland, Unified School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 5s, 5/1/27	Aaa	1,000,000	1,039,550
Wayland, Unified School Dist. Rev. Bonds, FGIC,
Q-SBLF, 8s, 5/1/10	Baa3	1,515,000	1,613,051
Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro.
Arpt.), FGIC, 5s, 12/1/25	A3	2,000,000	1,771,480
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA,
5.35s, 6/1/09	AA	1,000,000	1,001,400
Wayne St. U. Rev. Bonds, FSA, 5s, 11/15/25	Aaa	2,000,000	2,080,920
West Bloomfield, School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 5s, 5/1/24 (Prerefunded)	Aaa	1,325,000	1,465,543
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	AA	1,120,000	1,176,090
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28 (Prerefunded)	Aa3	125,000	136,528
Zeeland, Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/27	AA	1,425,000	1,446,646
			88,844,683

Puerto Rico (10.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	655,000	584,312
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 3/4s, 7/1/26 (Prerefunded)	AA	2,500,000	2,647,200
Ser. A, 5 1/4s, 7/1/30	Baa3	210,000	207,297
Ser. A, 5 1/4s, 7/1/30 (Prerefunded)	AAA	340,000	387,644
Ser. B, 5 1/4s, 7/1/16	Baa3	500,000	516,475
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,350,000	1,401,624
6s, 7/1/38	Baa3	1,500,000	1,565,460
AGO, 5s, 7/1/28	Aaa	500,000	509,295
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	250,000	256,083
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,450,680
Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Oblig. Bonds, Ser. A, U.S. Govt. Coll., 5 3/8s,
10/1/24 (Prerefunded)	Aaa	1,500,000	1,569,735
			11,095,805

Virgin Islands (0.4%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	450,000	376,448

TOTAL INVESTMENTS

Total investments (cost $99,115,039) (b)			$100,316,936

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$936,667	9/22/08	-	4.30% minus	$13,134
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	936,667	9/19/08	-	4.30% minus	12,808
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	936,667	9/17/08	-	4.30% minus	12,913
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$38,855

NOTES

(a) Percentages indicated are based on net assets of $101,394,282.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $99,115,039, resulting in gross unrealized appreciation and depreciation of $2,678,488 and $1,476,591, respectively, or net unrealized appreciation of $1,201,897.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

State government	29.9%
Local government	15.5
Utilities and power	12.2
Health care	12.0

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Q-SBLF	27.5%
FSA	19.6
FGIC	18.4
MBIA	15.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$-

Level 2	100,316,936	38,855

Level 3	-	-

Total	$100,316,936	$38,855

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008